Note 8 - Goodwill and Other Intangible Assets (Details) - Components of Intangible Assets In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Customer Relationships [Member] USD ($)	Mar. 31, 2014 Customer Relationships [Member] JPY (¥)	Mar. 31, 2013 Customer Relationships [Member] JPY (¥)
Intangible assets subject to amortization:
Intangible assets subject to amortization	$ 62,386	¥ 6,424,471		¥ 6,424,471		$ 62,386	¥ 6,424,471	¥ 6,424,471
Accumulated amortization	(21,582)	(2,222,514)		(1,759,440)		(21,582)	(2,222,514)	(1,759,440)
Intangible assets subject to amortization—net	40,804	4,201,957		4,665,031
Intangible assets not subject to amortization:
Telephone rights	291	29,987		19,400
Trademark	1,039	107,000		107,000
Goodwill	57,972	5,969,951	57,972	5,969,951	5,788,333
Total	59,302	6,106,938		6,096,351
Total intangible assets	$ 100,106	¥ 10,308,895		¥ 10,761,382